Derivative Financial Instruments (Tables)	6 Months Ended
Jul. 31, 2019
Derivative Financial Instruments
Schedule of Derivative Financial Instruments
	31 July 2019 NZ $000’s	31 January 2019 NZ $000’s
Current liabilities
Forward exchange contracts	-	1,484